Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2009 Settled litigation	Jun. 30, 2011 Pending Litigation Minimum	Dec. 31, 2011 CO2 Purchase Contract Ethanol Plant MMcfd	Dec. 31, 2010 CO2 Purchase Contract Ethanol Plant	Dec. 31, 2009 CO2 Purchase Contract Ethanol Plant	Dec. 31, 2011 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract MMcfd	Dec. 31, 2010 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract	Dec. 31, 2009 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract	Dec. 31, 2011 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract MMcfd Month	Dec. 31, 2010 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract	Dec. 31, 2009 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract	Dec. 31, 2011 CO2 Purchase Contract Nitrogen Fertilizer Plant Month MMcfd Year
Contingencies And Commitments [Line Items]
Letters outstanding, total	$ 2,920	$ 920		$ 2,920
Damages sought						5,000
Volume currently purchased (MMcf/d)							10			18			6
Average volume expected to be purchased over the remaining contractual term							14			18
Initial term of contract (in years)							15 years									20 years
Purchases under long-term commitment contract							481	305	62	1,465	961	600
Purchase contract expiration period										February 2021			2016
Purchase volume nominated through 2013													10
Purchases under long-term purchase commitment contract													3,065	1,310	3,248
Months' notice required to terminate or permanently reduce purchase rate													13			6
Maximum percentage of CO2 emissions that may be purchased under long-term contract																100.00%
Volume currently produced at source (MMcf/d)																44
Fixed pricing term (years)																5
Long-term commitments potential termination date																April 2012 or ten business days following receipt of the final construction permit required for the compression facility, whichever is later.
Purchase obligation volume over the first ten contract years																32
Term of unconditional purchase obligation																Ten years
Maximum purchase rate reduction percentage after first ten contract years																100.00%
Rent expense	6,715	4,647	5,279
Office space and equipment lease terms	5 years
Total remaining payments associated with operating leases	349
Litigation settlement received					7,100
Escrow cash retained					387
Receivable written off					14,406
Payable written off					4,378
Loss on litigation settlement			$ 2,928		$ 2,928